Schedule of Investments (unaudited)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Lockheed Martin Corp., 3.90%, 06/15/32
(Call 03/15/32)	$1,668	$1,591,027
RTX Corp., 2.38%, 03/15/32 (Call 12/15/31)	2,068	1,718,848
		3,309,875
Agriculture — 2.4%
Altria Group Inc., 2.45%, 02/04/32 (Call 11/04/31)	3,502	2,864,865
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	1,491	1,298,868
5.94%, 10/01/32(a)	619	663,007
BAT Capital Corp.
4.74%, 03/16/32 (Call 12/16/31)	1,831	1,749,397
7.75%, 10/19/32 (Call 07/19/32)(a)	1,245	1,408,788
Philip Morris International Inc., 5.75%, 11/17/32
(Call 08/17/32)	3,009	3,144,200
		11,129,125
Airlines — 0.7%
American Airlines Pass Through Trust, Series 2019-1,
Class AA, 3.15%, 08/15/33(a)	786	691,627
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	892	816,022
Series 2019-1, Class AA, 2.75%, 11/15/33	739	623,949
United Airlines Pass Through Trust, Series 2019-2,
Class AA, 2.70%, 11/01/33	1,121	955,111
		3,086,709
Apparel — 0.2%
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	1,047	837,760

Auto Manufacturers — 3.0%
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	4,835	4,004,204
6.10%, 08/19/32 (Call 05/19/32)(a)	3,425	3,424,695
General Motors Co., 5.60%, 10/15/32
(Call 07/15/32)(a)	2,510	2,543,651
General Motors Financial Co. Inc., 3.10%, 01/12/32
(Call 10/12/31)	2,520	2,141,228
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)	1,647	1,477,526
Toyota Motor Credit Corp., 2.40%, 01/13/32	629	538,188
		14,129,492
Auto Parts & Equipment — 0.4%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32
(Call 12/01/31)	1,754	1,542,160
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	581	473,474
		2,015,634
Banks — 4.7%
Bank of New York Mellon Corp. (The), 2.50%,
01/26/32 (Call 10/26/31)(a)	833	707,733
Bank of Nova Scotia (The), 2.45%, 02/02/32	1,754	1,456,800
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 (Call 03/07/32)(a)	2,044	1,854,661
Citigroup Inc., 6.63%, 06/15/32(a)	2,093	2,286,109
Citizens Financial Group Inc., 2.64%, 09/30/32
(Call 07/02/32)	1,055	819,927
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	1,405	1,257,534
Morgan Stanley, 7.25%, 04/01/32	2,010	2,342,131
Northern Trust Corp., 6.13%, 11/02/32
(Call 08/02/32)(a)	1,977	2,124,084
Royal Bank of Canada, 3.88%, 05/04/32	2,083	1,933,915
	Par
Security	(000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
2.45%, 01/12/32	$1,319	$1,098,835
3.20%, 03/10/32	2,762	2,430,627
4.46%, 06/08/32(a)	3,853	3,709,147
		22,021,503
Beverages — 2.2%
Coca-Cola Co. (The), 2.25%, 01/05/32	2,951	2,539,910
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32
(Call 06/01/32)	1,225	973,542
Constellation Brands Inc., 4.75%, 05/09/32
(Call 02/09/32)	1,586	1,558,949
Diageo Capital PLC, 2.13%, 04/29/32 (Call 01/29/32)	1,640	1,351,098
Keurig Dr Pepper Inc., 4.05%, 04/15/32
(Call 01/15/32)(a)	1,911	1,811,877
PepsiCo Inc., 3.90%, 07/18/32 (Call 04/18/32)	2,227	2,138,525
		10,373,901
Biotechnology — 1.1%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	2,016	1,651,860
3.35%, 02/22/32 (Call 11/22/31)	2,060	1,865,269
Bio-Rad Laboratories Inc., 3.70%, 03/15/32
(Call 12/15/31)	1,734	1,557,779
		5,074,908
Building Materials — 0.4%
Fortune Brands Home & Security Inc., 4.00%,
03/25/32 (Call 12/25/31)	1,017	940,183
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 4.90%, 12/01/32
(Call 09/01/32)(a)	815	818,901
		1,759,084
Chemicals — 1.4%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)(a)	1,225	1,185,546
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)(a)	749	735,898
Celanese U.S. Holdings LLC, 6.38%, 07/15/32
(Call 04/15/32)	1,985	2,073,688
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(a)	1,395	1,167,334
RPM International Inc., 2.95%, 01/15/32
(Call 10/15/31)	505	431,558
Sherwin-Williams Co. (The), 2.20%, 03/15/32
(Call 12/15/31)(a)	1,156	955,271
		6,549,295
Commercial Services — 2.5%
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	1,396	1,336,690
Global Payments Inc., 5.40%, 08/15/32
(Call 05/15/32)	1,345	1,357,431
Johns Hopkins University, 4.71%, 07/01/32
(Call 04/01/32)(a)	610	623,070
Moody’s Corp., 4.25%, 08/08/32 (Call 05/08/32)	1,137	1,095,830
PayPal Holdings Inc., 4.40%, 06/01/32
(Call 03/01/32)(a)	2,150	2,114,425
Quanta Services Inc., 2.35%, 01/15/32
(Call 10/15/31)	1,108	902,471
RELX Capital Inc., 4.75%, 05/20/32 (Call 02/20/32)	1,178	1,181,618
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)	2,461	2,161,711
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	1,083	880,317
		11,653,563
Computers — 1.7%
Apple Inc., 3.35%, 08/08/32 (Call 05/08/32)(a)	2,480	2,303,008

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
HP Inc., 4.20%, 04/15/32 (Call 01/15/32)	$1,464	$1,372,155
International Business Machines Corp.
2.72%, 02/09/32 (Call 11/09/31)(a)	590	518,479
4.40%, 07/27/32 (Call 04/27/32)(a)	1,650	1,610,475
5.88%, 11/29/32	1,361	1,466,954
Western Digital Corp., 3.10%, 02/01/32
(Call 11/01/31)(a)	664	528,383
		7,799,454
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co., 3.25%, 08/15/32
(Call 05/15/32)	1,204	1,111,784
Haleon U.S. Capital LLC, 3.63%, 03/24/32
(Call 12/24/31)	3,739	3,444,056
Procter & Gamble Co. (The), 2.30%, 02/01/32(a)	1,505	1,312,112
Unilever Capital Corp., 5.90%, 11/15/32	1,980	2,159,730
		8,027,682
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 01/30/32 (Call 10/30/31)	7,896	6,752,446
Air Lease Corp., 2.88%, 01/15/32 (Call 10/15/31)(a)	1,565	1,323,649
Ameriprise Financial Inc., 4.50%, 05/13/32
(Call 02/13/32)(a)	1,202	1,179,850
Brookfield Finance I U.K. PLC/Brookfield Finance Inc.,
2.34%, 01/30/32 (Call 10/30/31)	1,320	1,066,372
Cboe Global Markets Inc., 3.00%, 03/16/32
(Call 12/16/31)	745	656,224
Charles Schwab Corp. (The), 2.90%, 03/03/32
(Call 12/03/31)	2,148	1,844,011
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	1,726	1,505,768
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	1,586	1,803,220
Discover Financial Services, 6.70%, 11/29/32
(Call 08/29/32)	1,540	1,611,339
Intercontinental Exchange Inc., 1.85%, 09/15/32
(Call 06/15/32)	3,166	2,503,987
Jefferies Financial Group Inc., 2.75%, 10/15/32
(Call 07/15/32)	1,083	887,850
Nomura Holdings Inc., 3.00%, 01/22/32	1,585	1,335,950
ORIX Corp.
4.00%, 04/13/32	741	698,598
5.20%, 09/13/32(a)	860	886,712
		24,055,976
Electric — 10.9%
AEP Texas Inc., 4.70%, 05/15/32 (Call 02/15/32)	785	765,136
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)(a)	1,387	1,227,266
3.94%, 09/01/32 (Call 03/01/32)(a)	913	858,711
Ameren Illinois Co., 3.85%, 09/01/32 (Call 06/01/32)	1,101	1,024,430
American Electric Power Co. Inc., 5.95%, 11/01/32
(Call 08/01/32)	1,078	1,137,281
Appalachian Power Co., 4.50%, 08/01/32
(Call 05/01/32)	1,090	1,041,459
Arizona Public Service Co., 6.35%, 12/15/32
(Call 09/15/32)(a)	827	896,969
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	435	383,572
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	1,105	1,078,453
Commonwealth Edison Co., 3.15%, 03/15/32
(Call 12/15/31)	618	548,437
Consumers Energy Co., 3.60%, 08/15/32
(Call 02/15/32)(a)	512	471,850
	Par
Security	(000)	Value

Electric (continued)
Dominion Energy Inc.
4.35%, 08/15/32 (Call 05/15/32)	$766	$728,655
5.38%, 11/15/32 (Call 08/15/32)	1,775	1,802,029
Dominion Energy South Carolina Inc., 6.63%,
02/01/32(a)	435	495,044
DTE Electric Co., Series A, 3.00%, 03/01/32
(Call 12/01/31)	770	679,221
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	995	862,672
6.45%, 10/15/32(a)	685	753,537
Duke Energy Corp., 4.50%, 08/15/32 (Call 05/15/32)	2,346	2,255,533
Duke Energy Progress LLC, 3.40%, 04/01/32
(Call 01/01/32)(a)	987	888,914
Entergy Louisiana LLC, 2.35%, 06/15/32
(Call 03/15/32)	945	782,325
Eversource Energy, 3.38%, 03/01/32 (Call 12/01/31)	1,408	1,227,763
Exelon Corp., 3.35%, 03/15/32 (Call 12/15/31)(a)	1,370	1,213,679
Florida Power & Light Co., 2.45%, 02/03/32
(Call 11/03/31)	2,955	2,517,065
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	1,430	1,412,225
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	1,205	1,029,298
4.02%, 11/01/32 (Call 05/01/32)	620	580,753
4.15%, 12/15/32 (Call 09/15/32)	1,310	1,231,780
Series C, 8.00%, 03/01/32	511	606,658
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32 (Call 10/15/31)	1,931	1,602,948
5.00%, 07/15/32 (Call 04/15/32)	2,005	1,997,251
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32 (Call 03/01/32)(a)	660	630,919
4.55%, 09/15/32 (Call 06/15/32)	1,215	1,194,070
7.00%, 05/01/32	995	1,130,137
Pacific Gas and Electric Co.
4.40%, 03/01/32 (Call 12/01/31)	949	880,237
5.90%, 06/15/32 (Call 03/15/32)	1,264	1,291,593
Public Service Co. of Colorado, 4.10%, 06/01/32
(Call 12/01/31)(a)	602	570,306
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	1,413	1,255,494
4.90%, 12/15/32 (Call 09/15/32)	518	523,425
Puget Energy Inc., 4.22%, 03/15/32 (Call 12/15/31)	951	865,861
San Diego Gas & Electric Co., Series XXX, 3.00%,
03/15/32 (Call 12/15/31)	1,084	959,490
Southern California Edison Co.
2.75%, 02/01/32 (Call 11/01/31)	995	853,902
5.95%, 11/01/32 (Call 08/01/32)	1,617	1,722,473
Southern Co. (The), 5.70%, 10/15/32 (Call 04/15/32)	995	1,038,099
Tucson Electric Power Co., 3.25%, 05/15/32
(Call 02/15/32)(a)	448	398,009
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	1,081	888,966
Virginia Electric & Power Co., 2.40%, 03/30/32
(Call 12/30/31)(a)	1,299	1,086,812
Wisconsin Electric Power Co., 4.75%, 09/30/32
(Call 06/30/32)	1,081	1,085,611
Wisconsin Power and Light Co., 3.95%, 09/01/32
(Call 06/01/32)	1,340	1,261,369
Xcel Energy Inc., 4.60%, 06/01/32 (Call 12/01/31)(a)	1,552	1,503,495
		51,241,182
Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32
(Call 04/01/32)	1,236	1,258,389

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
Arrow Electronics Inc., 2.95%, 02/15/32
(Call 11/15/31)	$1,105	$935,563
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	713	700,490
Tyco Electronics Group SA, 2.50%, 02/04/32
(Call 11/04/31)(a)	1,293	1,117,573
		4,012,015
Entertainment — 1.9%
Warnermedia Holdings Inc., 4.28%, 03/15/32
(Call 12/15/31)	9,566	8,757,910

Environmental Control — 1.1%
Republic Services Inc., 1.75%, 02/15/32
(Call 11/15/31)	1,688	1,353,727
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	1,299	1,075,584
3.20%, 06/01/32 (Call 03/01/32)(a)	1,045	928,806
Waste Management Inc., 4.15%, 04/15/32
(Call 01/15/32)(a)	2,128	2,049,928
		5,408,045
Food — 1.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)	1,825	1,485,355
3.63%, 01/15/32 (Call 01/15/27)	1,825	1,553,802
JM Smucker Co. (The), 2.13%, 03/15/32
(Call 12/15/31)	1,041	846,419
Kraft Heinz Foods Co., 6.75%, 03/15/32(a)	748	840,104
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	1,170	942,862
3.00%, 03/17/32 (Call 12/17/31)	1,676	1,476,354
Pilgrim’s Pride Corp., 3.50%, 03/01/32 (Call 09/01/26)	1,587	1,340,413
		8,485,309
Forest Products & Paper — 0.3%
Suzano Austria GmbH, 3.13%, 01/15/32
(Call 10/15/31)	1,863	1,529,848

Gas — 0.9%
Atmos Energy Corp., 5.45%, 10/15/32 (Call 07/15/32)	617	646,661
CenterPoint Energy Resources Corp., 4.40%,
07/01/32 (Call 04/01/32)	1,031	994,155
ONE Gas Inc., 4.25%, 09/01/32 (Call 06/01/32)(a)	505	489,536
Southern Co. Gas Capital Corp., 5.15%, 09/15/32
(Call 03/15/32)(a)	1,025	1,035,177
Southwest Gas Corp., 4.05%, 03/15/32
(Call 12/15/31)	1,169	1,091,352
		4,256,881
Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.00%, 05/15/32
(Call 02/15/32)(a)	1,136	973,708

Health Care - Products — 2.3%
Baxter International Inc., 2.54%, 02/01/32
(Call 11/01/31)(a)	3,183	2,653,376
GE HealthCare Technologies Inc., 5.91%, 11/22/32
(Call 08/22/32)	3,265	3,446,552
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	3,816	3,402,121
Thermo Fisher Scientific Inc., 4.95%, 11/21/32
(Call 08/21/32)(a)	1,396	1,426,942
		10,928,991
	Par
Security	(000)	Value

Health Care - Services — 1.7%
Adventist Health System, 5.43%, 03/01/32
(Call 12/01/31)	$530	$537,760
Elevance Health Inc.
4.10%, 05/15/32 (Call 02/15/32)	1,210	1,145,257
5.50%, 10/15/32 (Call 07/15/32)	1,336	1,386,149
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)(a)	1,514	1,225,583
Piedmont Healthcare Inc., 2.04%, 01/01/32
(Call 07/01/31)	325	265,997
UnitedHealth Group Inc., 4.20%, 05/15/32
(Call 02/15/32)	2,922	2,829,567
Universal Health Services Inc., 2.65%, 01/15/32
(Call 10/15/31)	1,056	863,677
		8,253,990
Home Builders — 0.2%
PulteGroup Inc., 7.88%, 06/15/32(a)	623	731,244

Home Furnishings — 0.1%
Whirlpool Corp., 4.70%, 05/14/32 (Call 02/14/32)(a)	699	674,580

Household Products & Wares — 0.6%
Avery Dennison Corp., 2.25%, 02/15/32
(Call 11/15/31)	730	607,717
Church & Dwight Co. Inc., 5.60%, 11/15/32
(Call 08/15/32)	980	1,038,505
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)(a)	1,354	1,336,599
		2,982,821
Insurance — 3.8%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/32
(Call 06/12/32)	1,154	1,154,051
Assurant Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)	500	412,504
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32
(Call 12/15/31)(a)	2,210	1,969,743
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	1,291	1,194,022
Corebridge Financial Inc., 3.90%, 04/05/32
(Call 01/05/32)	2,916	2,629,975
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32
(Call 05/16/32)	1,420	1,422,988
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)(a)	540	524,299
Jackson Financial Inc., 5.67%, 06/08/32
(Call 03/08/32)	698	706,775
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	852	721,404
Lincoln National Corp., 3.40%, 03/01/32
(Call 12/01/31)(a)	466	402,392
Manulife Financial Corp., 3.70%, 03/16/32
(Call 12/16/31)(a)	1,603	1,486,469
Marsh & McLennan Companies Inc., 5.75%, 11/01/32
(Call 08/01/32)(a)	1,173	1,253,800
MetLife Inc., 6.50%, 12/15/32(a)	1,203	1,345,945
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)	1,227	1,090,770
6.25%, 12/01/32	750	831,146
Prudential Funding Asia PLC, 3.63%, 03/24/32
(Call 12/24/31)	595	537,661
		17,683,944
Internet — 3.1%
Amazon.com Inc.
3.60%, 04/13/32 (Call 01/13/32)	4,660	4,389,461
4.70%, 12/01/32 (Call 09/01/32)	3,817	3,883,546
eBay Inc., 6.30%, 11/22/32 (Call 08/22/32)(a)	954	1,035,893
Meta Platforms Inc., 3.85%, 08/15/32 (Call 05/15/32)	5,821	5,505,340
		14,814,240

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel — 0.7%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)(a)	$1,971	$2,115,565
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	1,172	1,044,575
		3,160,140
Leisure Time — 0.2%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)(a)	986	887,938

Lodging — 0.4%
Marriott International Inc./MD, Series GG, 3.50%,
10/15/32 (Call 07/15/32)	2,119	1,883,370

Machinery — 0.6%
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	766	635,601
John Deere Capital Corp.
3.90%, 06/07/32	1,081	1,027,756
4.35%, 09/15/32	1,120	1,105,116
		2,768,473
Manufacturing — 1.4%
Carlisle Companies Inc., 2.20%, 03/01/32
(Call 12/01/31)	1,218	993,048
Eaton Corp., 4.00%, 11/02/32	1,401	1,342,963
GE Capital Funding LLC, 4.55%, 05/15/32
(Call 02/15/32)(a)	1,125	1,098,935
General Electric Co., 6.75%, 03/15/32	2,084	2,364,808
Pentair Finance Sarl, 5.90%, 07/15/32 (Call 04/15/32)	810	840,918
		6,640,672
Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%,
02/01/32 (Call 11/01/31)	2,028	1,585,284
Comcast Corp., 5.50%, 11/15/32 (Call 08/15/32)	2,157	2,273,655
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)	1,134	1,011,708
Grupo Televisa SAB, 8.50%, 03/11/32(a)	665	775,973
Paramount Global, 4.20%, 05/19/32 (Call 02/19/32)(a)	1,610	1,428,925
TWDC Enterprises 18 Corp., Series B, 7.00%,
03/01/32(a)	1,139	1,318,742
		8,394,287
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	570	526,036

Mining — 0.4%
Newmont Corp., 2.60%, 07/15/32 (Call 04/15/32)(a)	2,029	1,705,545

Oil & Gas — 2.3%
BP Capital Markets America Inc., 2.72%, 01/12/32
(Call 10/12/31)	3,529	3,051,077
Canadian Natural Resources Ltd., 7.20%, 01/15/32	920	1,026,733
Cenovus Energy Inc., 2.65%, 01/15/32
(Call 10/15/31)	1,081	898,771
ConocoPhillips Co., 5.90%, 10/15/32	1,185	1,296,064
Devon Energy Corp., 7.95%, 04/15/32(a)	605	702,343
Marathon Oil Corp., 6.80%, 03/15/32	1,172	1,272,893
Suncor Energy Inc., 7.15%, 02/01/32	1,059	1,184,158
Valero Energy Corp., 7.50%, 04/15/32	1,272	1,477,096
		10,909,135
Packaging & Containers — 0.6%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	901	807,454
Sonoco Products Co., 2.85%, 02/01/32
(Call 11/01/31)	1,063	912,897
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	987	943,407
		2,663,758
	Par
Security	(000)	Value

Pharmaceuticals — 1.2%
Becton Dickinson and Co., 4.30%, 08/22/32
(Call 05/22/32)(a)	$1,135	$1,092,586
Bristol-Myers Squibb Co., 2.95%, 03/15/32
(Call 12/15/31)(a)	3,318	2,925,332
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)(a)	1,635	1,727,481
		5,745,399
Pipelines — 3.4%
Boardwalk Pipelines LP, 3.60%, 09/01/32
(Call 06/01/32)	1,082	954,954
Cheniere Energy Partners LP, 3.25%, 01/31/32
(Call 01/31/27)	2,299	1,953,603
DCP Midstream Operating LP, 3.25%, 02/15/32
(Call 08/15/31)	901	782,935
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	598	678,765
Kinder Morgan Inc., 7.75%, 01/15/32	1,968	2,245,039
MPLX LP, 4.95%, 09/01/32 (Call 06/01/32)	2,001	1,953,243
ONEOK Inc., 6.10%, 11/15/32 (Call 08/15/32)	1,599	1,682,868
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 01/15/32
(Call 07/15/26)	2,159	1,953,466
Texas Eastern Transmission LP, 7.00%, 07/15/32	767	858,215
Williams Cos. Inc. (The)
4.65%, 08/15/32 (Call 05/15/32)	2,156	2,089,640
8.75%, 03/15/32	733	890,041
		16,042,769
Real Estate — 0.1%
Realty Income Corp., 2.70%, 02/15/32 (Call 11/15/31)	588	492,335

Real Estate Investment Trusts — 7.0%
Agree LP, 4.80%, 10/01/32 (Call 07/01/32)(a)	647	614,599
Alexandria Real Estate Equities Inc., 2.00%, 05/18/32
(Call 02/18/32)	1,910	1,512,439
American Homes 4 Rent LP, 3.63%, 04/15/32
(Call 01/15/32)	1,325	1,180,210
American Tower Corp., 4.05%, 03/15/32
(Call 12/15/31)(a)	1,416	1,316,538
AvalonBay Communities Inc., 2.05%, 01/15/32
(Call 10/15/31)(a)	1,420	1,181,751
Boston Properties LP, 2.55%, 04/01/32
(Call 01/01/32)	1,747	1,390,918
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	1,152	950,735
Equinix Inc., 3.90%, 04/15/32 (Call 01/15/32)	2,496	2,309,233
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)	1,226	1,024,394
Extra Space Storage LP, 2.35%, 03/15/32
(Call 12/15/31)	1,314	1,063,004
GLP Capital LP/GLP Financing II Inc., 3.25%,
01/15/32 (Call 10/15/31)	1,396	1,175,498
Healthpeak OP LLC, 5.25%, 12/15/32
(Call 09/15/32)(a)	1,382	1,383,899
Invitation Homes Operating Partnership LP, 4.15%,
04/15/32 (Call 01/15/32)	1,270	1,166,563
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)(a)	917	700,619
Kimco Realty OP LLC, 3.20%, 04/01/32
(Call 01/01/32)	1,302	1,131,346
Piedmont Operating Partnership LP, 2.75%, 04/01/32
(Call 01/01/32)	430	300,977
Prologis LP, 2.25%, 01/15/32 (Call 10/15/31)	929	773,312
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	1,399	1,180,028
5.63%, 10/13/32 (Call 07/13/32)	1,482	1,532,837

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Safehold GL Holdings LLC, 2.85%, 01/15/32
(Call 10/15/31)(a)	$443	$365,253
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	1,437	1,186,475
2.65%, 02/01/32 (Call 11/01/31)	1,403	1,192,905
Sun Communities Operating LP, 4.20%, 04/15/32
(Call 01/15/32)	1,292	1,174,058
UDR Inc., 2.10%, 08/01/32 (Call 05/01/32)	570	447,466
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	2,949	2,825,554
Welltower OP LLC
2.75%, 01/15/32 (Call 10/15/31)	986	836,118
3.85%, 06/15/32 (Call 03/15/32)	1,019	933,644
Weyerhaeuser Co., 7.38%, 03/15/32(a)	1,349	1,554,235
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	669	545,065
		32,949,673
Retail — 5.4%
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)	1,505	1,331,431
AutoZone Inc., 4.75%, 08/01/32 (Call 05/01/32)(a)	1,660	1,626,071
Costco Wholesale Corp., 1.75%, 04/20/32
(Call 01/20/32)	1,847	1,511,886
Dick’s Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)(a)	1,579	1,339,007
Dollar General Corp., 5.00%, 11/01/32
(Call 08/01/32)(a)	1,499	1,489,547
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	929	779,541
Home Depot Inc. (The)
3.25%, 04/15/32 (Call 01/15/32)	2,301	2,096,782
4.50%, 09/15/32 (Call 06/15/32)	2,258	2,257,198
Lowe’s Companies Inc., 3.75%, 04/01/32
(Call 01/01/32)	3,105	2,882,141
McDonald’s Corp., 4.60%, 09/09/32 (Call 06/09/32)(a)	1,740	1,743,155
O’Reilly Automotive Inc., 4.70%, 06/15/32
(Call 03/15/32)(a)	1,821	1,789,298
Starbucks Corp., 3.00%, 02/14/32 (Call 11/14/31)	2,129	1,889,282
Target Corp.
4.50%, 09/15/32 (Call 06/15/32)(a)	2,075	2,055,036
6.35%, 11/01/32	637	710,521
Walmart Inc., 4.15%, 09/09/32 (Call 06/09/32)(a)	2,135	2,109,450
		25,610,346
Semiconductors — 4.6%
Advanced Micro Devices Inc., 3.92%, 06/01/32
(Call 03/01/32)	1,187	1,136,182
Analog Devices Inc., 4.25%, 10/01/32 (Call 07/01/32)	130	126,200
Broadcom Inc.
4.15%, 04/15/32 (Call 01/15/32)(b)	2,339	2,201,083
4.30%, 11/15/32 (Call 08/15/32)(a)	3,944	3,748,197
Intel Corp.
4.00%, 12/15/32(a)	1,470	1,399,426
4.15%, 08/05/32 (Call 05/05/32)(a)	2,348	2,264,000
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)	1,993	2,000,878
Micron Technology Inc., 2.70%, 04/15/32
(Call 01/15/32)	2,123	1,779,682
NXP BV/NXP Funding LLC/NXP USA Inc., 2.65%,
02/15/32 (Call 11/15/31)	1,960	1,638,059
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	2,460	1,972,701
4.25%, 05/20/32 (Call 02/20/32)	965	946,658
Texas Instruments Inc., 3.65%, 08/16/32
(Call 05/16/32)	973	913,630
	Par
Security	(000)	Value

Semiconductors (continued)
TSMC Arizona Corp., 4.25%, 04/22/32
(Call 01/22/32)(a)	$1,650	$1,612,752
		21,739,448
Software — 2.1%
Fidelity National Information Services Inc., 5.10%,
07/15/32 (Call 04/15/32)(a)	1,651	1,682,213
Oracle Corp., 6.25%, 11/09/32 (Call 08/09/32)	4,398	4,742,984
Take-Two Interactive Software Inc., 4.00%, 04/14/32
(Call 01/14/32)	1,194	1,122,271
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	2,668	2,473,157
		10,020,625
Telecommunications — 6.3%
America Movil SAB de CV, 4.70%, 07/21/32
(Call 04/21/32)	1,525	1,495,006
AT&T Inc., 2.25%, 02/01/32 (Call 11/01/31)	4,966	4,083,639
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	1,391	1,144,598
Deutsche Telekom International Finance BV, 9.25%,
06/01/32(a)	1,101	1,419,030
Motorola Solutions Inc., 5.60%, 06/01/32
(Call 03/01/32)(a)	1,340	1,374,819
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)	3,685	3,350,153
Sprint Capital Corp., 8.75%, 03/15/32	3,856	4,736,979
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	1,917	1,705,084
T-Mobile USA Inc., 2.70%, 03/15/32 (Call 12/15/31)	2,155	1,827,550
Verizon Communications Inc., 2.36%, 03/15/32
(Call 12/15/31)	9,083	7,532,308
Vodafone Group PLC, 6.25%, 11/30/32(a)	1,108	1,204,060
		29,873,226
Transportation — 1.4%
Canadian National Railway Co., 3.85%, 08/05/32
(Call 05/05/32)	1,633	1,539,303
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)	1,886	1,803,685
Norfolk Southern Corp., 3.00%, 03/15/32
(Call 12/15/31)(a)	1,402	1,232,989
Union Pacific Corp., 2.80%, 02/14/32
(Call 11/14/31)(a)	2,533	2,225,026
		6,801,003
Trucking & Leasing — 0.2%
GATX Corp., 3.50%, 06/01/32 (Call 03/01/32)	922	807,271

Water — 0.3%
American Water Capital Corp., 4.45%, 06/01/32
(Call 03/01/32)(a)	1,391	1,368,071

Total Long-Term Investments — 98.4%
(Cost: $451,329,122)		463,548,189

Shares

Short-Term Securities

Money Market Funds — 10.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(c)(d)(e)	49,179,046	49,208,553

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(c)(d)	2,260,000	$2,260,000

Total Short-Term Securities — 10.9%
(Cost: $51,458,926)		51,468,553

Total Investments — 109.3%
(Cost: $502,788,048)		515,016,742

Liabilities in Excess of Other Assets — (9.3)%		(43,746,791)

Net Assets — 100.0%		$471,269,951

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,621,882	$21,581,722	(a)	$—	$(508)	$5,457	$49,208,553	49,179,046	$49,857	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,460,000	800,000	(a)	—	—	—	2,260,000	2,260,000	17,347		—
					$(508)	$5,457	$51,468,553		$67,204		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$463,548,189	$—	$463,548,189
Short-Term Securities
Money Market Funds	51,468,553	—	—	51,468,553
	$51,468,553	$463,548,189	$—	$515,016,742